Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate	$ (96)	$ 222	$ 278
Foreign income taxed at different rates	(6)	79	102
Change in valuation allowance	(9)	(502)	31
Italian IRAP taxes	12	14	21
Tax contingencies	5	7	29
Tax credits and incentives	(36)	(88)	(66)
Goodwill impairment	111	0	0
Nikola fair value remeasurement effect	(24)	0	0
Change in tax rate or law	(14)	(5)	(8)
Withholding taxes	0	2	7
Other	7	0	23
Total income tax provision (benefit)	$ (50)	$ (271)	$ 417